SHARE CAPITAL (Details)	6 Months Ended
Jun. 30, 2023 Decimal $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	1,330,827
Number of options exercisable	952,910
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	166,666
Number of options exercisable	166,666
Exercise price | $ / shares	$ 2.40
Remaining contractual life	6 months 18 days
Expiry date	Jan. 17, 2024
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	233,333
Number of options exercisable	233,333
Exercise price | $ / shares	$ 1.50
Remaining contractual life	1 year 6 months
Expiry date	Nov. 15, 2024
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	16,666
Number of options exercisable	16,666
Exercise price | $ / shares	$ 1.56
Remaining contractual life	1 year 6 months 21 days
Expiry date	Nov. 28, 2024
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	24,999
Number of options exercisable	24,999
Exercise price | $ / shares	$ 1.20
Remaining contractual life	1 year 10 months 2 days
Expiry date	May 04, 2025
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	66,664
Number of options exercisable	66,664
Exercise price | $ / shares	$ 6.15
Remaining contractual life	2 years 4 months 24 days
Expiry date	Nov. 23, 2025
Range 6 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	333,333
Number of options exercisable	333,333
Exercise price | $ / shares	$ 6.51
Remaining contractual life	2 years 6 months 14 days
Expiry date	Jan. 11, 2026
Range 7 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	41,666
Number of options exercisable	41,666
Exercise price | $ / shares	$ 9.36
Remaining contractual life	2 years 7 months 2 days
Expiry date	Jan. 31, 2026
Range 8 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	60,000
Number of options exercisable	40,000
Exercise price | $ / shares	$ 7.24
Remaining contractual life	2 years 9 months 25 days
Expiry date	Apr. 26, 2026
Range 9 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	40,000
Number of options exercisable	13,333
Exercise price | $ / shares	$ 2.98
Remaining contractual life	3 years 9 months
Expiry date	Mar. 30, 2027
Range 10 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	250,000
Number of options exercisable
Exercise price | $ / shares	$ 1.50
Remaining contractual life	2 years 2 months 23 days
Expiry date	Sep. 21, 2025
Range 11 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	97,500
Number of options exercisable	16,250
Exercise price | $ / shares	$ 1.30
Remaining contractual life	4 years 4 months 28 days
Expiry date	Nov. 24, 2027